Compensation of Key Management and Related Party Payments (Tables)	12 Months Ended
Dec. 31, 2020
Compensation of Key Management and Related Party Payments
Schedule of compensation of key management personnel

	December 31, 2020	December 31, 2019
Salaries and benefits	$767,053	$753,203
Termination benefits	577,057	—
Share based compensation	410,273	616,104
	$1,754,383	$1,369,307